SHARE BASED COMPENSATION (Schedule of Assumptions Used to Estimate the Fair Value of the Options) (Details) - Options [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assumptions used to estimate fair value of the options [Abstract]
Average risk-free rate of return, minimum (as a percent)	1.93%	1.00%	1.36%
Average risk-free rate of return, maximum (as a percent)	2.00%	1.52%	1.76%
Weighted average expected option life	3 years 2 months 12 days	3 years 2 months 12 days	3 years 2 months 12 days
Volatility rate, minimum (as a percent)	103.04%	119.83%	140.01%
Volatility rate, maximum (as a percent)	109.89%	146.29%	146.02%
Dividend yield (as a percent)	0.00%	0.00%	0.00%